Material Accounting Policies - Summary of Estimated Useful Lives of the Property and Equipment (Detail) - Boa Vista Servios S.A [Member]	7 Months Ended
Aug. 07, 2023
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	10 years
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	10 years
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	10 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	10 years
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	5 years
Right of use of real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life - years	10 years